SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expense

The following table sets forth the amount of share-based compensation expense recognized by the Company by line item on its Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2022 and 2021 (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Research and development	$473	$207	$975	$386
General and administrative	1,329	1,052	2,721	1,831
Total Share Based Compensation	$1,802	$1,259	$3,696	$2,217

The following table sets forth the amount of share-based compensation expense recognized by the Company by line item on its Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2021, 2020 and 2019 (in thousands):

	Year ended December 31,
	2021	2020	2019
Research and development	$973	$350	$188
General and administrative	4,170	1,407	1,049
Total Share Based Compensation	$5,143	$1,757	$1,237

Schedule of the Status of Restricted Stock Units

The following table sets forth a summary of the Company’s RSU and PSU activity for the six months ended June 30, 2022:

	Restricted Stock	Weighted Average
	Units	Grant Date Fair
	(in thousands)	Value
Unvested at December 31, 2021	3,041	$0.80
Granted RSU	4,161	$0.68
Cancelled RSU	(143)	$0.75
Granted PSU	1,004	$0.67
Unvested at June 30, 2022	8,063	$0.72

Restricted Stock Units (in thousands)
Unvested at December 31, 2020	—
Granted RSU	2,482
Granted PSU	559
Unvested at December 31, 2021	3,041

Schedule of Stock Option Activity

The following table sets forth a summary of the Company’s total stock option activity, including awards granted under the 2014 Plan and the 2009 Plan and inducement grants made outside of stockholder approved plans, for the six months ended June 30, 2022:

			Weighted-
			Average
	Number of		Remaining	Aggregate
	Shares under	Weighted-	Contractual	Intrinsic
	Option	Average	Life	Value
	(in thousands)	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2021	15,703	$1.93	8.03	$82
Granted	1,511	$0.72
Exercised	—	—
Canceled or forfeited	(53)	1.20
Outstanding at June 30, 2022	17,161	$1.83	7.72	$218
Exercisable at June 30, 2022	9,555	$1.72	7.11	$64

			Weighted-
			Average
	Number of		Remaining	Aggregate
	Shares under	Weighted-	Contractual	Intrinsic
	Option	Average	Life	Value
	(in thousands)	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2018	3,942	$2.12	9.14	$57
Granted	3,986	$1.02
Exercised	(90)	$1.10
Canceled or forfeited	(1,602)	$1.78
Outstanding at December 31, 2019	6,236	$1.52	8.83	$358
Granted	4,044	$0.87
Exercised	(12)	$1.13
Canceled or forfeited	(121)	$1.04
Outstanding at December 31, 2020	10,147	$1.26	8.50	$3,160
Granted	8,273	$3.32
Exercised	(34)	$1.23
Canceled or forfeited	(2,683)	$3.70
Outstanding at December 31, 2021	15,703	$1.93	8.03	$82
Exercisable at December 31, 2021	7,562	$1.65	7.41	$59

Schedule of Weighted-Average Inputs and Assumptions in Black-Scholes Option

For the six months ended June 30, 2022 and 2021, the grant-date fair value of stock options was determined using the following weighted-average inputs and assumptions in the Black-Scholes option pricing model:

	June 30, 2022	June 30, 2021
Fair market value	$0.72	$3.34
Grant exercise price	$0.72	$3.34
Expected term (in years)	6.0	6.04
Risk-free interest rate	2.1%	0.9%
Expected volatility	71.8%	74.7%
Dividend yield	—%	—%

	Year ended December 31,
	2021	2020	2019
Fair market value	$3.32	$0.87	$1.02
Grant exercise price	$3.32	$0.87	$1.02
Expected term (in years)	6.0	6.1	6.0
Risk-free interest rate	0.9%	1.3%	2.1%
Expected volatility	74.6%	71.5%	78.1%
Dividend yield	—%	—%	—%